Form N-1A Supplement	Sep. 04, 2026
Wellington Shields All-Cap Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Capital Management Investment Trust

WELLINGTON SHIELDS ALL-CAP FUND

INSTITUTIONAL SHARES – Ticker Symbol WSACX

Supplement dated September 4, 2026

To the Summary Prospectus, Prospectus and Statement of Additional Information

dated March 27, 2026, as supplemented from time to time

Important Notice Regarding the New Investment Adviser

On August 28, 2026, the shareholders of the Wellington Shields All-Cap Fund, a series of Capital Management Investment Trust (the “Trust”), approved a new investment advisory agreement (the “New Advisory Agreement”) between the Trust and Wellington Shields Capital Management, LLC (“WSCM”), the proposed new investment adviser, on behalf of the Fund.

The “New Advisory Agreement” has a lower advisory fee than the current investment advisory agreement (“Current Agreement”), but otherwise there are no material differences between the agreements.

In connection with the execution of the New Advisory Agreement between the Trust and WSCM, a new Expense Limitation Agreement was executed by WSCM on behalf of the Fund, whereby WSCM has contractually agreed, until March 31, 2028, to continue reducing its management fees and to pay the Fund’s ordinary operating expenses to the extent necessary to limit Annual Fund Operating Expenses to an amount not exceeding 1.25% of the Fund’s average daily net assets.

Effective immediately, the section titled “Fees and Expenses of the Fund – Annual Fund Operating Expenses” of the summary section of the Fund’s Prospectus is hereby deleted in its entirety and replaced with the following information: